Expense Example {- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund Retail PRO-09 - Fidelity Global High Income Fund - Fidelity Global High Income Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	312
5 years	556
10 years	$ 1,254